Condensed Consolidated Balance Sheets (Parentheticals) - ¥ / shares	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized	37,500,000,000	37,500,000,000	37,500,000,000
Ordinary shares, shares issued	25,878,920,464	25,878,920,464	1,544,097,151
Ordinary shares, shares outstanding	25,878,920,464	25,878,920,464	1,466,997,151
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.00001	¥ 0.00001	¥ 0.00001
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	2,500,000,000		180,389,549
Ordinary shares, shares outstanding	2,500,000,000		180,389,549